BUSINESS ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2018
NON-CONTROLLING INTERESTS AND BUSINESS ACQUISITIONS
Schedule of purchase price allocation between the fair value of identifiable assets and liabilities

2016

Assets acquired
Non-cash current assets	$5.5
Property, plant and equipment	32.7
Intangible assets	15.6
Goodwill	87.1
140.9
Liabilities assumed
Non-cash current liabilities	(3.1)
Deferred income taxes	(7.5)
Other long-term liabilities	(5.7)
(16.3)
Net assets acquired at fair value	$124.6
Consideration
Cash, net of cash acquired	$119.0
Balance payable	5.6
$124.6